FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04024

                        Prudential Investment Portfolios 6

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                       Date of fiscal year-end: August 31

                     Date of reporting period: June 30, 2012


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04024
Reporting Period: 07/01/2011 - 06/30/2012
Prudential Investment Portfolios 6









=========== Prudential California Muni Income Fund- Sub-Adviser: PIM ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Prudential Investment Portfolios 6

By



/s/ Stuart S. Parker (Jonathan D. Shain)
----------------------------------------
    Stuart S. Parker, President


Date:    August 22, 2012


POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the "Funds"), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Katherine P. Feld, Raymond O'Hara,
Amanda Ryan and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the Securities and Exchange Commission (the "SEC") and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting.
The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.


/s/ Kevin J. Bannon
-------------------
Kevin J. Bannon

/s/ Stuart S. Parker
--------------------
Stuart S. Parker

/s/ Scott E. Benjamin
---------------------
Scott E. Benjamin

/s/ Richard A. Redeker
----------------------
Richard A. Redeker

/s/ Linda W. Bynoe
------------------
Linda W. Bynoe

/s/Robin B. Smith
-----------------
Robin B. Smith

/s/ Michael S. Hyland
---------------------
Michael S. Hyland

/s/ Stephen Stoneburn
---------------------
Stephen Stoneburn

/s/ Douglas H. McCorkindale
---------------------------
Douglas H. McCorkindale

/s/ Grace C. Torres
-------------------
Grace C. Torres

/s/ Stephen P. Munn
-------------------
Stephen P. Munn


Dated: June 6, 2012